Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 2
Prepayment from related parties		$ 335,000
Net operating loss carryforwards (NOLs)	519,000	59,000
Tax credit carryforwards	63,000	26,000
Excess of tax amortization over book amortization	(230,000)	(34,000)
Others	43,000
Total	395,000	386,000
Valuation allowance	(395,000)	(386,000)
Net